Investment Strategy	May 31, 2026
Automated Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Investment Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Wealth Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Wealth Shares [Member] | Federated Hermes Tax-Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Under that policy, federal regular income tax does not include the AMT.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.Under this second policy, federal income tax includes both federal regular income tax and the AMT. These policies may not be changed without shareholder approval. Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under that policy, federal regular income tax does not include the AMT.Under this second policy, federal income tax includes both federal regular income tax and the AMT.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.
Service Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Service Shares [Member] | Federated Hermes Tax-Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Under that policy, federal regular income tax does not include the AMT.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.Under this second policy, federal income tax includes both federal regular income tax and the AMT. These policies may not be changed without shareholder approval. Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under that policy, federal regular income tax does not include the AMT.Under this second policy, federal income tax includes both federal regular income tax and the AMT.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.
Cash II Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Cash Series Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Capital Shares [Member] | Federated Hermes Municipal Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the federal alternative minimum tax for individuals (AMT).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s investment adviser (the “Adviser”) to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Adviser may invest in securities subject to AMT in an attempt to seek appropriate risk-adjusted returns and provide diversification.In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.
Advisor Shares [Member] | Federated Hermes Tax-Free Obligations Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Under that policy, federal regular income tax does not include the AMT.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.Under this second policy, federal income tax includes both federal regular income tax and the AMT. These policies may not be changed without shareholder approval. Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under that policy, federal regular income tax does not include the AMT.Under this second policy, federal income tax includes both federal regular income tax and the AMT.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in a portfolio of high-quality, tax-exempt securities maturing in 397 days or less. The Fund generally seeks to invest its assets so that distributions of annual interest income are exempt from federal regular income tax. The Fund’s investment adviser (the “Adviser”) also generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals (AMT), such that distributions of annual interest income also are exempt from the AMT. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund’s Adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies. In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Board has adopted two fundamental investment policies relating to the tax-exempt nature of the Fund’s income distribution.Consistent with, and in addition to, its fundamental investment policies, the Adviser generally seeks to invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the AMT, such that distributions of annual interest income also are exempt from the AMT. In addition, in response to unusual circumstances, such as adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities), to maintain liquidity to meet shareholder redemptions, or to accommodate cash inflows, the Adviser may also leave a portion of the Fund’s assets uninvested, or may invest in securities subject to federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	First, the Board adopted a fundamental investment policy that the Fund will invest its assets so that at least 80% of the Fund’s annual interest income will be exempt from federal regular income tax.Upon the adoption of Rule 35(d)(1) under the 1940 Act, because the Fund refers to tax-free investments in its name, the Board adopted a second policy, that the Fund also will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.